SIGNIFICANT ACCOUNTING POLICIES - Advertising Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Advertising expenses	$ 515	$ 451	$ 544